INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Nov. 30, 2023	Nov. 30, 2022
Income taxes paid (refund) [abstract]
Non-capital loss	$ 1,745,000	$ 1,367,000
Capital losses	21,000	21,000
Share issuance costs	82,000	48,000
Unrecognized deferred tax assets	(1,848,000)	(1,436,000)
Net deferred tax assets	$ 0	$ 0